Issued capital (Tables)	9 Months Ended
Mar. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Movements in Ordinary Share Capital

	As of March 31,		As of March 31,
	2019	2018	2019	2018
	Shares No.		(U.S. dollars, in thousands)
Opening balance	482,639,654	428,221,398	889,481	830,425
Issues of ordinary shares during the period
Exercise of share options(1)	313,108	289,245	258	116
Share based compensation for services rendered	1,209,187	540,051	1,170	662
Payment for contingent consideration	—	6,029,545	—	10,000
Entitlement offer to existing eligible shareholders	—	36,191,982	—	40,449
Placement of shares under a share placement agreement(2)	14,464,259	2,000,000	20,000	—
Transaction costs arising on share issue		—	(817)	(2,208)
	15,986,554	45,050,823	20,611	49,019
Share options reserve transferred to equity on exercise of options	—	—	313	38
Ending balance	498,626,208	473,272,221	910,405	879,482

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. The shares issued and share capital received on the exercise of options are recorded above.

(2)

During the nine months ended March 31, 2019, a $20.0 million equity purchase of Mesoblast Limited at A$1.86 per share, representing a 20% premium to a blended volume weighted average price calculated over three months, one month and one day.